T. ROWE PRICE Retirement 2040 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 8.1%
T. Rowe Price Funds:
New Income Fund  571,225 4,015 27,102 56,442,572 555,395
U.S. Treasury Long-Term Index
Fund  178,422 7,755 10,092 16,108,027 190,236
International Bond Fund (USD
Hedged)  192,122 1,383 9,689 18,098,344 184,603
Dynamic Global Bond Fund  140,282 1,527 6,730 13,317,003 130,773
Limited Duration Inflation
Focused Bond Fund  173,931 353 46,886 23,563,688 129,129
High Yield Fund  77,717 11,262 4,421 12,678,653 85,200
Emerging Markets Bond Fund  64,961 857 21,109 3,991,750 45,666
Floating Rate Fund  41,535 380 40,733 184,522 1,762
Total Bond Mutual Funds (Cost $1,285,426) 1,322,764
EQUITY MUTUAL FUNDS 90.3%
T. Rowe Price Funds:
Value Fund  3,197,840 2,782 116,667 61,241,250 3,154,537
Growth Stock Fund (2) 2,784,970 22,492 63,786 25,448,186 3,001,359
Equity Index 500 Fund  1,480,656 73,154 71,772 13,064,989 1,563,749
International Value Equity Fund  1,218,989 20,088 53,474 72,214,225 1,164,815
Overseas Stock Fund  1,167,407 11,013 45,633 82,707,569 1,118,206
International Stock Fund  1,105,707 3,937 41,941 46,361,188 1,054,717
Mid-Cap Growth Fund  581,398 485 17,913 4,579,802 597,481
Mid-Cap Value Fund  644,554 514 45,900 16,109,086 560,757
Emerging Markets Stock Fund  613,579 504 39,024 9,588,493 517,395
Small-Cap Stock Fund  424,612 343 11,738 5,683,686 424,060
Real Assets Fund  409,025 3,959 18,178 26,550,547 394,010
Small-Cap Value Fund  392,751 330 12,898 5,987,756 384,414
New Horizons Fund (2) 331,157 259 7,645 3,762,250 367,384
Emerging Markets Discovery
Stock Fund  231,947 75,755 2,836 18,561,358 299,395
U.S. Large-Cap Core Fund  221,527 216 10,819 6,049,338 225,277
Total Equity Mutual Funds (Cost $7,885,762) 14,827,556
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) 2,149 25,300 24,998 25,285 2,454
Total Other Mutual Funds (Cost $2,453) 2,454

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 230,524 213,070 178,974 264,619,832 264,620
Total Short-Term Investments (Cost $264,620) 264,620
Total Investments in Securities 100.0%
(Cost $9,438,261) $ 16,417,394
Other Assets Less Liabilities 0.0% 428
Net Assets 100.0% $ 16,417,822
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 294 MSCI EAFE Index contracts 9/21 (34,567) $ 209
Short, 904 Russell 2000 E-Mini Index contracts 9/21 (102,658) 2,169
Short, 204 S&P 500 E-Mini Index contracts 9/21 (46,109) (2,308)
Net payments (receipts) of variation margin to date (198)
Variation margin receivable (payable) on open futures contracts $ (128)

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 197 $ (4,306) $ 1,223
Emerging Markets Bond Fund  (493) 957 742
Emerging Markets Discovery Stock Fund  616 (5,471) —
Emerging Markets Stock Fund  27,020 (57,664) —
Equity Index 500 Fund  27,688 81,711 5,245
Floating Rate Fund  (666) 580 318
Growth Stock Fund  81,083 257,683 —
High Yield Fund  79 642 1,082
International Bond Fund (USD Hedged)  131 787 950
International Stock Fund  16,977 (12,986) —
International Value Equity Fund  6,637 (20,788) —
Limited Duration Inflation Focused Bond Fund  426 1,731 —
Mid-Cap Growth Fund  11,170 33,511 —
Mid-Cap Value Fund  11,360 (38,411) —
New Horizons Fund  7,913 43,613 —
New Income Fund  884 7,257 2,778
Overseas Stock Fund  13,769 (14,581) —
Real Assets Fund  1,922 (796) —
Small-Cap Stock Fund  8,503 10,843 —
Small-Cap Value Fund  6,496 4,231 —
Transition Fund  2 3 —
U.S. Large-Cap Core Fund  1,489 14,353 —
U.S. Treasury Long-Term Index Fund  (1,837) 14,151 921
Value Fund  61,561 70,582 —
U.S. Treasury Money Fund, 0.06% — — 40
Totals $ 282,927# $ 387,632 $ 13,299+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13,299 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2040 Fund

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F143-054Q1 08/21